Background and Basis of Presentation -Schedule of Impact of Change in Accounting Principle on Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stockholders' deficit:
Accumulated other comprehensive loss	$ (746,448)	$ (516,011)
Accumulated deficit	(803,481)	(765,745)
Total stockholders' deficit	(781,264)	(573,313)	$ 450,534	$ 846,473
Previously Reported [Member]
Stockholders' deficit:
Accumulated other comprehensive loss	(719,428)	(487,684)
Accumulated deficit	(830,501)	(794,072)
Total stockholders' deficit	(781,264)	(573,313)
Impact of Change [Member]
Stockholders' deficit:
Accumulated other comprehensive loss	(27,020)	(28,327)
Accumulated deficit	$ 27,020	$ 28,327